Alliance Revenue	6 Months Ended
Jun. 30, 2024
Alliance revenue [Abstract]
Alliance revenue	Table 27: Alliance Revenue

	H1 2024	H1 2023
	$m	$m
Enhertu	683	475
Tezspire	180	105
Beyfortus	26	-
Other Alliance Revenue	50	47
Total	939	627